Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Company's revenue and cost generated from different revenue streams
	2018	2017
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$-	$794,273
-Wecast Service	377,742,872	143,558,567
Net sales	377,742,872	144,352,840
GROSS PROFIT
-Legacy YOD	-	31,659
-Wecast Service	3,167,834	7,132,788
Gross profit	$3,167,834	$7,164,447

	December 31,	December 31,
	2018	2017
TOTAL ASSETS
-Legacy YOD	$26,442,810	$27,141,163
-Wecast Service	51,592,929	30,084,607
-Unallocated assets	16,199,373	11,270,378
-Intersegment elimination	-	(5,051,660)
Total	$94,235,112	$63,444,488